36. EVENTS AFTER THE REPORTING PERIOD (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended
	Apr. 21, 2020	Apr. 30, 2019	Mar. 31, 2019	Mar. 27, 2019	Dec. 31, 2019	Aug. 20, 2019	Dec. 31, 2018
DisclosureOfEventsAfterReportingPeriodLineItems [Line Items]
Deferred income tax					R$ 85,310		R$ 65,774
Events Before Reporting Period [Member]
DisclosureOfEventsAfterReportingPeriodLineItems [Line Items]
Agreement settlement amount				R$ 204,436
Credit facilities		R$ 1,400,000	R$ 1,400,000
Percentage of capital stock held						25.00%
Transaction costs	R$ 100,390
Events Before Reporting Period [Member] | United States of America, Dollars
DisclosureOfEventsAfterReportingPeriodLineItems [Line Items]
Transaction costs	R$ 19,000